Stock Options (Summary of Stock Option Activity) (Details) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Stock Options
Outstanding and exercisable beginning balance	1,650,000	10,450,000	9,050,000
Forfeited	(1,000,000)		(200,000)
Granted		200,000	1,600,000
Outstanding and exercisable at ending balance	9,650,000	1,650,000	10,450,000	9,050,000
Weighted Average Exercise Price
Outstanding and exercisable beginning balance	$ 0.097	$ 0.09	$ 0.11
Forfeited	$ 0.26		$ 0.26
Granted		$ 0.065	$ 0.05
Outstanding and exercisable at ending balance	$ 0.08	$ 0.097	$ 0.09	$ 0.11
Remaining Contractual Life (years)
Remaining Contractual Life (years)	3 years 8 months 27 days	3 years 11 months 19 days	4 years 2 months 16 days	4 years 3 months 11 days
Aggregate Intrinsic value
Outstanding and exercisable beginning balance	$ 34,125	$ 42,000	$ 36,500
Forfeited
Granted
Outstanding and exercisable ending balance	$ 52,500	$ 34,125	$ 42,000	$ 36,500